Cover	Jun. 05, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 05, 2025
Entity File Number	001-34970
Entity Registrant Name	Transportation and Logistics Systems, Inc.
Entity Central Index Key	0001463208
Entity Tax Identification Number	26-3106763
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	5500 Military Trail
Entity Address, Address Line Two	Suite 22-357
Entity Address, City or Town	Jupiter
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33458
City Area Code	(833)
Local Phone Number	764-1443
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false